General information and significant accounting policies (Details)	3 Months Ended
	Mar. 31, 2021 segment subsidiary item	Sep. 30, 2020 item
Overview
Number of operating segments | segment	1
Number Of Vessels In Operation	25	1
Average Age Of Vessels	7 years 6 months
Number of wholly owned subsidiaries | subsidiary	76
Number of joint ventures	1
Corporate Joint Venture [Member]
Overview
Equity Method Investment, Ownership Percentage	50.00%